Note 19 - Related Party Transactions	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
19.	RELATED PARTY TRANSACTIONS

Parties are considered to be related if
one
party has the ability to control the other party or exercise influence over the other party in making financial or operating decisions. The definition includes subsidiaries and other persons.

The acquisition of Filter Group gives rise to a related party transaction as the CEO of Filter Group is the son of the Executive Chair of Just Energy. In
April 2019,
$10.6
million of a deferred purchase consideration related to the acquisition of Filter Group was repaid. Other than this transaction described there have been no
other related party transactions during the
six
months ended
September 30, 2019.